Taxation - Components of corporate tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Current tax on result	$ 249	$ 139	$ 61
Deferred tax prior years		18
Deferred tax current year	(7,264)	(9,679)	(3,921)
Movement in valuation allowance	7,264	9,679	3,903
Total corporate tax	$ 249	$ 157	$ 43